DISCONTINUED OPERATIONS AND DIVESTITURES	12 Months Ended
Feb. 23, 2013
Discontinued Operations And Disposal Groups [Abstract]
DISCONTINUED OPERATIONS AND DIVESTITURES

NOTE 15—DISCONTINUED OPERATIONS AND DIVESTITURES

Discontinued Operations

On January 10, 2013, the Company, AB Acquisition LLC (“AB Acquisition”) and NAI, entered into a Stock Purchase Agreement (the “Stock Purchase Agreement”) providing for the sale by the Company of its Albertsons, Acme, Jewel-Osco, Shaw’s and Star Market banners and related Osco and Sav-on in-store pharmacies (collectively, the “NAI Banners”) to AB Acquisition. The stock sale (or “divestiture”) closed on March 21, 2013. The Company received net proceeds of approximately $100, and notes receivable of approximately $44 in exchange for the stock of NAI. AB Acquisition also assumed approximately $3,200 of debt and capital leases. In addition, AB Acquisition also assumed the underfunded status of NAI related share of the multiemployer pension plans to which the Company contributes. AB Acquisition’s portion of the unfunded status of the multiemployer pension plans was estimated to be approximately $1,138 before tax, based on the Company’s estimated “proportionate share” of underfunding calculated as of February 23, 2013.

In connection with the Stock Purchase Agreement, the Company has entered into various agreements with AB Acquisition related to on-going operations, including a Transition Services Agreement (“TSA”) with each of NAI and Albertson’s LLC and operating and supply agreements. The initial terms of these arrangements vary from 12 months to 5 years, are generally subject to renewal upon mutual agreement by the parties thereto and also includes termination provisions that can be exercised by each party. The Company has determined that the continuing cash flows generated by these arrangements are not significant in proportion to the cash flows of the Company had the stock sale not occurred and that the arrangements do not provide the Company the ability to influence the operating or financial policies of the NAI Banners. Accordingly the above arrangements do not constitute significant continuing involvement in the operations of the NAI Banners. Therefore, the operations of the NAI Banners are presented as discontinued operations in the Consolidated Financial Statements for fiscal 2013, 2012 and 2011.

As the net assets of the NAI Banners met the held for sale criteria, the Company assessed the long-lived assets for impairment and then compared the carrying value of the total net assets to be sold (the disposal group) to their estimated fair value based on the proceeds expected to be received and debt assumed by AB Acquisition pursuant to the Stock Purchase Agreement less the estimated costs to sell. In the fourth quarter of fiscal 2013 the Company recorded an intangible asset impairment charge of $84 in addition to an intangible asset impairment charge of $74 recorded in the second quarter of fiscal 2013, to write-down the intangible assets of the NAI Banners to their estimated fair value. The Company recorded a preliminary estimated pre-tax loss on contract for the disposal of NAI of approximately $1,150 and recorded a pre-tax Property, plant and equipment related impairment of $203 which are included in Loss from discontinued operations, net of tax on the Consolidated Statement of Operations. This estimated loss on contract will be subject to finalization based on the balances as of the sale closing date of March 21, 2013, which is in the Company’s first fiscal quarter of 2014, and may differ materially to this preliminary estimate. The Company determined the pre-tax Property, plant and equipment related impairment using level 3 inputs.

The net assets, operating results, and cash flows of the NAI Banners have been presented separately as discontinued operations in the Consolidated Financial Statements for fiscal 2013, 2012 and 2011. The net assets, operating results, and cash flows of the Total Logistic Control have been presented separately as discontinued operations in the Consolidated Financial Statements for fiscal 2011. The Company has allocated interest related to debt that will be assumed by AB Acquisition to discontinued operations. Interest expense related to such debt and included in discontinued operations was $281, $263, and $319 for the years ended February 23, 2013, February 25, 2012 and February 26, 2011, respectively.

The following is a summary of the Company’s operating results and certain other directly attributable expenses that are included in discontinued operations for the years ended February 23, 2013, February 25, 2012 and February 26, 2011:

	February 23, 2013 (52 weeks)	February 25, 2012 (52 weeks)	February 26, 2011 (52 weeks)
Net sales	$17,230	$18,764	$20,177
Loss before income taxes from discontinued operations	(1,238)	(876)	(1,263)

Income tax provision (benefit)	(35)	54	47
Loss from discontinued operations, net of tax	$(1,203)	$(930)	$(1,310)

The Company will continue to sell certain products to the NAI Banners subsequent to the stock sale. The amounts of the intercompany sales, which approximate related costs, were $236, $240 and $245 years ended February 23, 2013, February 25, 2012 and February 26, 2011.

The Company will continue to provide certain back office support to the disposed NAI Banners after the sale under the TSA for which it expects to earn incremental annual TSA fees of approximately $158, net of TSA fees historically recognized under its existing TSA agreement with Albertson’s, LLC. In addition, the Company will receive transitional TSA fees of $60 in the first year of the agreement. The historical fees recognized under the existing TSA, reflected in the Consolidated Statement of Operations as a reduction of Selling and administrative expenses, were $42, $47 and $50 years ended February 23, 2013, February 25, 2012 and February 26, 2011. The historical shared service center costs incurred to support back office functions related to the NAI Banners were incurred as administrative overhead and not specifically charged to the NAI Banners.

During the fourth quarter of fiscal 2011, the Company divested the Total Logistic Control business for $205 in cash and recognized a $62 pre-tax gain. The gain, along with the results of Total Logistic Control, are presented as part of discontinued operations, are related to the Independent Business segment and were recorded as a component of Selling and administrative expenses in the Consolidated Statements of Operations.

The following is a summary of the assets and liabilities of discontinued operations as of February 23, 2013 and February 25, 2012:

	February 23, 2013	February 25, 2012
Assets
Cash and cash equivalents	$77	$93
Receivables, net	215	231
Inventories, net	1,155	1,242
Other current assets	47	50

Total current assets	1,494	1,616

Property, plant and equipment, net	3,767	4,263
Intangible assets, net	555	746
Other assets	655	419

Total assets	$6,471	$7,044

Liabilities
Accounts payable	$652	$797
Accrued vacation, compensation and benefits	217	257
Current maturities of long-term debt and capital lease obligations	212	43
Accrued loss on contract	1,140	—
Other current liabilities	480	509

Total current liabilities of discontinued operations	2,701	1,606

Long-term debt and capital lease obligations	2,832	2,986
Pension and other postretirement benefit obligations	109	101
Other long-term liabilities	850	899

Total liabilities	$6,492	5,592

Net assets (liabilities) of discontinued operations	$(21)	$1,452

Divestitures

During the second quarter of fiscal 2012, the Company announced it had reached an agreement to sell 107 fuel centers which were part of the Retail Food segment. The Company received $89 in cash and recognized a pre-tax loss of $7 during fiscal 2012, of which $1 and $6 of the pre-tax loss is presented as continuing operations and discontinued operations, respectively, related to the sale of the fuel centers. The Company finalized the sale of the fuel centers during the third and fourth quarters of fiscal 2012.